ProFund Access VP High Yield Investment Objectives and Goals - ProFund Access VP High Yield	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ProFund Access VP High Yield
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProFund Access VP High Yield (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.